As filed with the Securities and Exchange Commission on March 8, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2015

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund
SUPER INSTITUTIONAL CLASS (FARYX)
INSTITUTIONAL CLASS (FARIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2015

TABLE OF CONTENTS

EXPENSE EXAMPLE	1
CONSOLIDATED SCHEDULE OF INVESTMENTS	2
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	6
CONSOLIDATED STATEMENT OF OPERATIONS	7
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS	8
CONSOLIDATED FINANCIAL HIGHLIGHTS	9
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	11
APPROVAL OF INVESTMENT ADVISORY AGREEMENT	21
ADDITIONAL INFORMATION	22

Fulcrum Diversified Absolute Return Fund
Expense Example
For the Period ended December 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to December 31, 2015 (the “period”).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses Paid During the Period
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Institutional Class
Actual Fund Return	$1,000.00	$ 977.00	1.17%	$4.83
Hypothetical 5% Return	$1,000.00	$1,010.93	1.17%	$4.93
Super Institutional Class
Actual Fund Return	$1,000.00	$ 977.00	1.07%	$4.44
Hypothetical 5% Return	$1,000.00	$1,011.80	1.07%	$4.52

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 153/366 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

FIXED INCOME - 14.9%	Principal
Foreign Government Note/Bond - 5.0%	Amount		Value
Buoni del Tesoro Poliennali
4.750%, 09/01/2044	$794,000		$1,220,774
Total Foreign Government Note/Bond (Cost $1,260,940)			1,220,774

U.S. Government Note/Bond - 9.9%
United States Treasury Inflation Indexed Bonds
0.375%, 07/15/2025	2,515,925		2,425,270
Total U.S. Government Note/Bond (Cost $2,462,668)			2,425,270

TOTAL FIXED INCOME (Cost $3,723,608)			3,646,044

PURCHASED OPTIONS - 0.5%	Contracts
Call Option - 0.1%
Russell 2000 Index @ $1,180, February 2016	12		11,580
Total Call Option Purchased (Premiums Paid $18,637)			11,580

Put Options - 0.3%
DAX Index Option, @ $10,150, March 2016 (1)	21		25,150
E-mini S&P 500 Futures @ $2,000, February 2016	16		28,800
E-mini S&P 500 Futures @ $1,950, March 2016	12		21,900
Euro Fx Future with American Style Options , @ $1.05, January 2016	31		581
Total Put Options Purchased (Premiums Paid $133,796)			76,431

Currency Option - 0.1%	Notional
USD Put / JPY Call @ $120.50, January 2016	$2,719,000	USD	18,854
Total Currency Option (Premiums Paid $22,744)			18,854

Binary Option - 0.0%
EUR < $1.0875 & SPX < $1,977 @ January 2016 (2)	80,000	EUR	2,820
Total Binary Option (Premiums Paid $14,000)			2,820

TOTAL PURCHASED OPTIONS (Cost $189,177)			109,685

SHORT-TERM INVESTMENT - 53.2%	Principal Amount
United States Treasury Bill
0.620%, 03/03/2016 (3)	$13,000,000		$12,997,946
TOTAL SHORT-TERM INVESTMENT (Cost $12,995,074)			12,997,946

Total Investments (Cost $16,907,859) - 68.6%			16,753,675
Other Assets in Excess of Liabilities - 31.4%			7,665,912
TOTAL NET ASSETS - 100.00%			$24,419,587

(1)	Position held in Subsidiary. See Note 1.
(2)	One-touch option, option will pay only if both terms are met.
(3)	Rate quoted is effective yield of position.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

WRITTEN OPTIONS						Contracts	Value

Put Options Written
DAX Index Option @ $92, March 2016 (1)						21	$(8,433)
E-mini S&P 500 Futures @ $2,120, February 2016						13	(6,175)
E-mini S&P 500 Futures @ $1,750, March 2016						12	(6,600)
Total Put Options Written (Premiums Received $32,712)							$(21,208)

TOTAL WRITTEN OPTIONS (Premiums Received $32,712)							$(21,208)

FORWARD CURRENCY CONTRACTS (2)
Settlement Date	Currency Delivered	Pay Amount	USD Value December 31, 2015	Currency Received	Received Amount	USD Value December 31, 2015	Unrealized Appreciation/ (Depreciation)
March 16, 2016	BRL	2,363,970	$582,541	USD	605,015	$605,015	$22,474
March 16, 2016	CLP	85,218,750	119,223	USD	120,026	120,026	803
March 16, 2016	EUR	752,000	1,649,697	SEK	6,997,885	1,661,692	11,995
March 16, 2016	KRW	378,261,000	1,300,506	USD	1,291,903	1,291,903	(8,603)
March 16, 2016	USD	547,389	547,389	MXN	6,378,350	544,778	(2,611)
March 16, 2016	USD	416,034	416,034	MYR	1,796,050	410,954	(5,080)
March 16, 2016	MYR	1,796,050	416,034	USD	415,752	415,752	(282)
March 16, 2016	NOK	1,039,900	117,396	USD	119,296	119,296	1,900
March 16, 2016	NZD	1,100,000	1,622,910	MXN	15,864,750	1,610,896	(12,014)
March 16, 2016	SGD	138,063	97,125	USD	97,640	97,640	515
March 16, 2016	EUR	1,140,595	1,241,990	USD	1,253,320	1,253,320	11,330
March 16, 2016	IDR	1,300,000,058	92,520	USD	87,868	87,867	(4,653)
March 16, 2016	PHP	5,498,065	116,333	USD	115,384	115,385	(948)
March 16, 2016	TWD	5,984,750	182,365	USD	182,184	182,184	(181)
							$14,645

(1) Position held in Subsidiary. See Note 1.
(2) J.P. Morgan Securities, Inc. is counterparty to all contracts.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
December 31, 2015 (Unaudited)

TOTAL RETURN SWAPS
Counterparty	Referenced Obligation	Rate (paid) received	Termination Date	Notional (Shares)	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Investment Bank	JPCMFBAN Index	0.70%	11/15/16	4,250	$(989)
	STOXX 600 Telecommunications Index	0.23%	09/07/16	591	6,546
	STOXX Europe 600 Real Estate	EURIBOR -1.15%	12/14/16	(2,142)	(4,919)
	TOPIX Banks Index	0.50%	08/09/16	232,013	4,268

TOTAL TOTAL RETURN SWAPS					$4,906

FUTURES CONTRACTS
Futures Contracts		Number of Contracts Long (Short)	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 Year Canadian Bond		1	$100,940	March 2016	$(2)
10 Year US Treasury Note		1	126,159	March 2016	(252)
Australian Dollar		(2)	(143,365)	March 2016	(1,955)
Brent Crude (1)		(2)	(79,054)	January 2016	4,494
Canadian Dollar		(1)	(73,542)	March 2016	1,212
DAX Index		3	864,519	March 2016	17,191
Euro FX		(6)	(818,571)	March 2016	2,121
EURO STOXX 50 Index		79	2,806,772	March 2016	23,025
EURO-BTP		1	148,892	March 2016	1,074
EURO-Bund		1	170,998	March 2016	715
FTSE 100 Index		1	90,523	March 2016	2,408
FTSE/MIB Index		(5)	(582,685)	March 2016	(2,378)
Gold 100 OZ (1)		(1)	(106,886)	February 2016	866
Hang Seng Index		6	379,144	January 2016	(3,476)
LME Copper (1)		(1)	(114,534)	March 2016	(3,172)
Long Gilt		1	177,482	March 2016	(857)
Mexican Peso		(3)	(87,697)	March 2016	997
MSCI Singapore Index		(4)	(91,637)	January 2016	(92)
Nikkei 225 Index		23	1,793,838	March 2016	(16,338)
S&P 500 E-mini Index		22	2,240,748	March 2016	(1,807)
S&P/TSX 60 Index		(1)	(108,402)	March 2016	(2,346)

TOTAL FUTURES CONTRACTS					$21,428

(1) Position held in Subsidiary. See Note 1.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

December 31, 2015

* As a percent of total investments.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Assets and Liabilities
December 31, 2015 (Unaudited)

Assets
Investments, at value (cost $16,718,682)	$16,643,990
Purchased options, at value (cost $189,177) (a)	109,685
Total Investments (cost $16,907,859)	16,753,675

Cash (b)	3,747,531
Cash collateral for derivative instruments	2,600,000
Deposits with brokers for derivative instruments	1,446,608
Unrealized gain on forward currency contracts	14,645
Unrealized gain on total return swaps	10,814
Receivables:
Interest receivable	18,080
Due from adviser	1,628
Prepaid expenses	11,955
Total Assets	24,604,936

Liabilities
Foreign currency, at value (proceeds $122,422) (d)	$119,906
Written options, at value (premiums received $32,712) (e)	21,208
Unrealized loss on total return swaps	5,908
Payables:
Trustees' fees payable	2,029
Payable to Custodian (f)	936
Variation Margin	233
Other accrued expenses	35,129
Total Liabilities	185,349

Net Assets	$24,419,587

COMPONENTS OF NET ASSETS
Paid-in capital	$25,000,000
Accumulated net investment loss	(102,438)
Accumulated net realized loss on investments, purchased options, future and forward
currency contracts, written options, foreign currency, and total return swaps	(373,816)
Net unrealized appreciation/depreciation on:
Investments	(74,692)
Purchased options	(79,492)
Future contracts	21,428
Forward currency contracts	14,645
Written options	11,504
Foreign currency (g)	(2,458)
Total return swaps	4,906
Net Assets	$24,419,587

Institutional Class:
Net assets applicable to shares outstanding	$14,647,620
Shares outstanding (unlimited shares authorized with $0.01 par value)	1,500,000
Net Asset Value, Redemption Price and Offering Price Per Share	$9.77

Super Institutional Class:
Net assets applicable to shares outstanding	$9,769,086
Shares outstanding (unlimited shares authorized with $0.01 par value)	1,000,000
Net Asset Value, Redemption Price and Offering Price Per Share	$9.77

(a)	Includes $25,150 of purchased options for the Subsidiary (see Note 1)
(b)	Includes $240,643 of cash deposits for the Subsidiary
(c)	Includes $1,400,000 of cash deposits with brokers for the Subsidiary
(d)	Reported net of $30,680 of foreign currency held in the Subsidiary
(e)	Includes $8,433 of written options for the Subsidiary
(f)	Includes $936 of payable to custodian for the Subsidiary
(g)	Includes $729 of unrealized depreciation on currency transactions for the Subsidiary

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Operations
For the Period Ended December 31, 2015 (Unaudited)

Investment Income
Interest	$13,659
Total Investment Income	13,659

Expenses
Management fees	92,391
Administration fees	41,100
Organizational costs (Note 2)	30,057
Transfer agent fees	16,670
Audit fees	10,202
Legal fees (a)	9,497
Registration fees	8,467
Compliance fees	5,814
Custody fees	4,617
Trustees fees	4,524
Reports to shareholders	3,477
Interest expense (b)	2,148
Miscellaneous expenses	1,834
Shareholder servicing fees	1,258
Insurance expense	611
Total expenses	232,667
Less: Reimbursement of expenses by adviser (Note 3)	(116,570)
Net expenses	116,097

Net Investment Loss	(102,438)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	13,662
Purchased options	592,108
Future contracts	(402,019)
Forward currency contracts	(106,399)
Written options	(312,032)
Foreign currency	7,079
Total return swaps	(166,215)
Net realized loss	(373,816)
Net change in unrealized appreciation/depreciation on:
Investments	(74,692)
Purchased options	(79,492)
Future contracts	21,428
Forward currency contracts	14,645
Written options	11,504
Foreign currency	(2,458)
Total return swaps	4,906
Net change in appreciation/depreciation	(104,159)

Net realized loss on investments, purchased options, future and forward currency
contracts, written options, foreign currency, and total return swaps	(477,975)

Net Decrease in Net Assets from Operations	$(580,413)

(a)	Includes $2,881 legal fees for the Subsidiary
(b)	Includes $46 of interest expense for the Subsidiary

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Changes in Net Assets

Operations	For the Period August 1, 2015* through December 31, 2015 (Unaudited)
Net investment loss	$(102,438)
Net realized loss on investments, purchased options, future and forward currency contracts,
written options, foreign currency, and total return swaps	(373,816)
Net change in unrealized appreciation/depreciation on investments, purchased options,
future and forward currency contracts, written options, foreign currency, and total return swaps	(104,159)
Net decrease in net assets resulting from operations	(580,413)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Institutional Class	15,000,000
Super Institutional Class	10,000,000
Net increase in net assets from capital transactions	25,000,000

Total increase in net assets	24,419,587

Net Assets
Beginning of period	-
End of period	$24,419,587

Accumulated net investment loss	$(102,438)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Shares sold	1,500,000
Net increase in shares outstanding	1,500,000

Super Institutional Class
Shares sold	1,000,000
Net increase in shares outstanding	1,000,000

* Commencement of operations

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Institutional Class

For a capital share outstanding throughout each period
	For the Period August 1, 2015* through December 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gain on investments	(0.19)
Total from investment operations	(0.23)

Net asset value, end of period	$9.77

Total return	-2.30%	(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,648
Ratio of expenses to average net assets
Before fees waived by the Adviser	2.31%	(2)	(3)
After fees waived by the Adviser	1.17%	(2)	(3)
Ratio of net investment income/loss to average net assets
Before fees waived by the Adviser	-2.17%	(2)	(4)
After fees waived by the Adviser	-1.03%	(2)	(4)
Portfolio turnover rate	33%	(1)	(5)

*	Commencement of operations

(1)	Not annualized

(2)	Annualized

(3)
The ratio of expenses to average net assets includes interest expenses on broker accounts. For the period ended December 31, 2015, the ratio of expenses to average net assets excluding interest expense before and after fees waived/reimbursed by the Adviser is 2.29% and 1.15%, respectively.

(4)
The ratio of net investment loss to average net assets includes interest expenses on broker accounts. For the period ended December 31, 2015, the ratio of net investment loss to average net assets excluding interest expense before and after fees waived/reimbursed by the Adviser is -2.15% and -1.01%, respectively.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued
The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Super Institutional Class

For a capital share outstanding throughout each period
	For the Period August 1, 2015* through December 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gain on investments	(0.20)
Total from investment operations	(0.23)

Net asset value, end of period	$9.77

Total return	-2.30%	(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,769
Ratio of expenses to average net assets
Before fees waived by the Adviser	2.21%	(2)	(3)
After fees waived by the Adviser	1.07%	(2)	(3)
Ratio of net investment income/loss to average net assets
Before fees waived by the Adviser	-2.09%	(2)	(4)
After fees waived by the Adviser	-0.95%	(2)	(4)
Portfolio turnover rate	33%	(1)	(5)

*	Commencement of operations

(1)	Not annualized

(2)	Annualized

(3)
The ratio of expenses to average net assets includes interest expenses on broker accounts. For the period ended December 31, 2015, the ratio of expenses to average net assets excluding interest expense before and after fees waived/reimbursed by the Adviser is 2.19% and 1.05%, respectively.

(4)
The ratio of net investment loss to average net assets includes interest expenses on broker accounts. For the period ended December 31, 2015, the ratio of net investment loss to average net assets excluding interest expense before and after fees waived/reimbursed by the Adviser is -2.07% and -0.93%, respectively.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued
The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The Fund commenced operations on August 1, 2015. The Fund currently offers two classes of shares: Institutional Class and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2015 the Fund’s investment in the Subsidiary represented 6.93% of the Fund’s net assets.

The consolidated financial statements of the Fund include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

At December 31, 2015, the investment held in the Subsidiary was $1,690,940; there were $299,143 of unrealized losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 42 options and four futures contracts as detailed in the Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments
Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015

independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2015:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Assets
Foreign Government Note/Bond	$-	$1,220,774	$-	$1,220,774
U.S. Government Note/Bond	-	2,425,270	-	2,425,270
Purchased Options	88,011	21,674	-	109,685
Short Term Investments	-	12,997,946	-	12,997,946
Total Assets	$88,011	$16,665,664	$-	$16,753,675

Liabilities
Written Options	$(21,428)	$-	$-	$(21,428)
Total Liabilities	$(21,428)	$-	$-	$(21,428)
Total	$66,583	$16,665,664	$-	$16,732,247

Other Financial Instruments*
Total Return Swaps	$4,906	$-	$-	$4,906
Forward Currency Contracts	14,645	-	-	14,645
Future Contracts	21,428	-	-	21,428
Total Other Financial Instruments	$40,979	$-	$-	$40,979

* Other financial instruments, Forward Currency Contracts, Total Return Swaps, and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

(b) Derivatives

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income,  currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps.  Specific types of derivative instruments used by the Fund for the period ended December 31, 2015, include forward currency contracts, purchased and written options, future contracts, and total return swaps.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies.  When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

The Fund both purchased and wrote options contracts during the period ended December 31, 2015. The Fund had outstanding purchased and written option contracts outstanding as listed on the Consolidated Schedule of Investments.

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract.  A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future.   The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund entered into forward currency contracts during the period ended December 31, 2015. The Fund had outstanding forward currency contracts as listed on the Consolidated Schedule of Investments.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015

unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts. As of December 31, 2015, the Fund had outstanding swap contracts as listed on the Consolidated Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of December 31, 2015:

Consolidated Statement of Assets and Liabilities Location
	Assets
	Purchased Options	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Total Return Swaps	Unrealized Appreciation on Futures (1)
Interest rate contracts	$-	$-	$-	$1,789
Currency contracts	22,255	14,645	-	4,330
Equity contracts	87,430	-	10,814	42,624
Commodity contracts	-	-	-	5,360
Total	$109,685	$14,645	$10,814	$54,103

	Liabilities
	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Total Return Swaps	Unrealized Depreciation on Futures (1)
Interest rate contracts	$-	$-	$-	$(1,111)
Currency contracts	-	-	-	(1,955)
Equity contracts	(21,208)	-	(5,908)	(26,437)
Commodity contracts	-	-	-	(3,172)
Total	$(21,208)	$-	$(5,908)	$(32,675)

(1) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.  Only the current daily variation margin is reported on the Fund’s Consolidated Statement of Assets and Liabilities.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended December 31, 2015:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options	Future Contracts	Forward Currency Contracts	Written Options	Total Return Swaps	Total
Interest rate contracts	$(44,898)	$2,242	$-	$6,454	$-	$(36,202)
Currency contracts	341,925	(68,500)	(106,399)	(123,132)	-	43,894
Equity contracts	295,081	(373,317)	-	(195,354)	(166,215)	(439,805)
Commodity contracts	-	37,556	-	-	-	37,556
Total	$592,108	$(402,019)	$(106,399)	$(312,032)	$(166,215)	$(394,557)

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options	Future Contracts	Forward Currency Contracts	Written Options	Total Return Swaps	Total
Interest contracts	$-	$678	$-	$-	$-	$678
Currency contracts	(3,890)	2,375	14,645	-	-	13,130
Equity contracts	(75,602)	16,187	-	11,504	4,906	(43,005)
Commodity contracts		2,188	-	-	-	2,188
Total	$(79,492)	$21,428	$14,645	$11,504	$4,906	$(27,009)

The average monthly volume of derivative instruments held by the Fund during the period ended December 31, 2015 is set forth below:
Derivative Type	Unit of Measure	Average Quantity
Long Equity options	Contracts	194
Currency options	Notional Amount	$4,378,500
Futures	Notional Amount	$2,221,009
Forward currency contracts	Notional Amount	$8,026,089
Total return swaps	Notional Amount	$235,154
Short Options	Contracts	(86)
Futures	Notional Amount	$(2,805,081)
Total return swaps	Notional Amount	$(1,353)

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015
The following table shows the Fund’s written options transactions for the period ended December 31, 2015:
	Contracts	Notional	Premiums
Balance at August 1, 2015*	-	$-	$-
Options written	(879,534)	(5,126,224)	(386,279)
Option assignments	-	-	-
Options purchased to cover	753,510	5,126,224	303,856
Option expirations	126,070	-	49,681
Balance at December 31, 2015	46	$-	$(32,712)
* Commencement of operations

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015
The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2015:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options
Morgan Stanley	$88,011	$-	$88,011	$(21,208)	$-	$66,803
J.P. Morgan Chase	21,674	-	21,674	-	-	21,674
Futures Contracts (2)
Morgan Stanley	54,103	-	54,103	(32,675)	-	21,428
Forward Contracts
J.P. Morgan Chase	14,645	-	14,645	-	-	14,645
Total Return Swaps
J.P. Morgan Chase	10,814	-	10,814	(5,908)	-	4,906
	$189,247	$-	$189,247	$(59,791)	$-	$129,456

Liabilities:
Written Options
Morgan Stanley	$(21,208)	$-	$(21,208)	$21,208	$-	$-
Futures Contracts (2)
Morgan Stanley	(32,675)	-	(32,675)	32,675	-	-
Total Return Swaps
J.P. Morgan Chase	(5,908)	-	(5,908)	5,908	-	-
	$(59,791)	$-	$(59,791)	$59,791	$-	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.  Only the current daily variation margin is reported on the Fund’s Consolidated Statement of Assets and Liabilities.

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015
interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income an realized gains and losses is recorded by the Funds.

As of and during the period ended December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

(f) Restricted Cash & Deposits with Broker

At December 31, 2015, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments.  On December 31, 2015, the Fund had pledged the following amounts as collateral for open currency contracts, and written options:
Counterparty	Amount Pledged (1)	Deposits with Brokers
J.P. Morgan Chase	$2,000,000	$-
Morgan Stanley	600,000	1,446,608
Total	$2,600,000	$1,446,608
(1) Excludes non-pledged cash or collateral held by broker.

(g) Organizational Costs

Organizational costs in connection with the organization of the Fund are expensed as incurred. For the period from August 1, 2015 (commencement of operations) through December 31, 2015, the Fulcrum Diversified Absolute Return Fund expensed $30,057 in organizational costs associated with the legal fees related to the Fund’s formation.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2015
Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser monthly fee based on the Fund’s average daily net assets at annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05% and 1.15% of average daily net assets for Super Institutional and Institutional Class, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended December 31, 2015, the reimbursement of expenses by adviser is $116,570.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $4,524 for their services and reimbursement of travel expenses during the period ended December 31, 2015. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2015, were as follows:
Purchases	$5,225,376
Sales	$1,497,907

Note 5 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to December 31, 2015 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Fulcrum Diversified Absolute Return Fund
Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on May 27, 2015, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a new investment advisory agreement (“Advisory Agreement”) with Fulcrum Asset Management LLP (“Fulcrum” or the “Adviser”), for the Fulcrum Diversified Absolute Return Fund (the “Fund”), a new series of the Trust.  Ahead of the May meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Fund.  The Board reviewed the proposed services that Fulcrum would provide to the Fund as investment adviser, noting to what degree those services extended beyond portfolio management.  The Trustees also considered the structure of the compliance procedures and the trading capability of Fulcrum.  The Board concluded that Fulcrum had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•
As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider the Adviser’s performance history with respect to its separately managed accounts with a similar investment strategy.

•
The Trustees also reviewed the anticipated cost of the proposed services, the proposed structure and level of advisory fees payable by the Fund.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Fulcrum were fair and reasonable.

•
The Trustees discussed the likely overall profitability of Fulcrum from managing the Fund.  In assessing profitability, the Trustees reviewed Fulcrum’s financial information provided in the Board materials and took into account both the likely direct and indirect benefits to Fulcrum from managing the Fund.  The Trustees concluded that Fulcrum’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, Fulcrum appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Fulcrum Diversified Absolute Return Fund
Additional Information
Period Ended December 31, 2015 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Fund will file its proxy voting records for the period ended June 30, 2016 with the SEC on Form N-PX.  The Fund’s Form N-PX will be available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Investment Adviser
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Report.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date  March 4, 2016

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  March 4, 2016